ACQUISTION OF CENTAMIN - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Nov. 22, 2024
Disclosure of detailed information about business combination [line items]
Revenue of combined entity as if combination occurred at beginning of period			$ 6,836
Profit (loss) of combined entity as if combination occurred at beginning of period			1,313
Issued in terms of acquisition of Centamin (in shares)						82,497,229
Acquisition of Centamin (Note 13)			$ 3,962
Sukari Gold Mines Company
Disclosure of detailed information about business combination [line items]
Proportion of ownership (in percent)			50.00%
Sukari Gold Mines Company
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary (in percent)			50.00%	0.00%	0.00%
Total
Disclosure of detailed information about business combination [line items]
Acquisition of Centamin (Note 13)			$ 2,078
Share capital and premium
Disclosure of detailed information about business combination [line items]
Acquisition of Centamin (Note 13)			82
Reorganisation and merger reserve
Disclosure of detailed information about business combination [line items]
Acquisition of Centamin (Note 13)			$ 1,996
Centamin Plc
Disclosure of detailed information about business combination [line items]
Number of new AshantiGold shares issued per acquiree share (in shares)						0.06983
Cash per share (in USD per share)						$ 0.125
Revenue of acquiree since acquisition date	$ 119
Profit (loss) of acquiree since acquisition date	33
Issued in terms of acquisition of Centamin (in shares)						82,497,229
Percentage of voting equity interests acquired						100.00%
Fair value of AngloGold Ashanti shares (in USD per share)						$ 25.20
Contingent consideration recognised as of acquisition date						$ 0
Acquisition-related costs recognised as expense	$ 31	$ 31		$ 0	$ 0